Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2020					October 31, 2019
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages[1,2,3]
Low Risk	$161,538	$97	$	n/a	$161,635	$181,748	$77	$	n/a	$181,825
Normal Risk	60,549	9,003		n/a	69,552	43,988	248		n/a	44,236
Medium Risk	–	9,097		n/a	9,097	5,817	433		n/a	6,250
High Risk	–	4,863		307	5,170	964	1,454		366	2,784

Default	n/a	n/a		683	683	n/a	n/a		545	545

Total	222,087	23,060		990	246,137	232,517	2,212		911	235,640

Allowance for loan losses	34	207		71	312	28	26		56	110

Loans, net of allowance	222,053	22,853		919	245,825	232,489	2,186		855	235,530
Consumer instalment and other personal[4]
Low Risk	63,481	521		n/a	64,002	92,601	953		n/a	93,554
Normal Risk	65,720	1,704		n/a	67,424	46,878	973		n/a	47,851
Medium Risk	29,838	1,950		n/a	31,788	27,576	879		n/a	28,455
High Risk	10,384	7,697		604	18,685	6,971	2,435		618	10,024

Default	n/a	n/a		495	495	n/a	n/a		450	450

Total	169,423	11,872		1,099	182,394	174,026	5,240		1,068	180,334

Allowance for loan losses	745	1,104		232	2,081	690	384		175	1,249

Loans, net of allowance	168,678	10,768		867	180,313	173,336	4,856		893	179,085
Credit card
Low Risk	3,364	88		n/a	3,452	7,188	48		n/a	7,236
Normal Risk	6,271	142		n/a	6,413	10,807	82		n/a	10,889
Medium Risk	10,571	632		n/a	11,203	11,218	275		n/a	11,493
High Risk	5,960	5,196		286	11,442	4,798	1,670		355	6,823

Default	n/a	n/a		130	130	n/a	n/a		123	123

Total	26,166	6,058		416	32,640	34,011	2,075		478	36,564

Allowance for loan losses	844	1,353		333	2,530	732	521		322	1,575

Loans, net of allowance	25,322	4,705		83	30,110	33,279	1,554		156	34,989
Business and government[1,2,3,5]
Investment grade or Low/Normal Risk	138,131	735		n/a	138,866	120,940	153		n/a	121,093
Non-Investment grade or Medium Risk	122,732	9,579		n/a	132,311	119,256	5,298		n/a	124,554
Watch and classified or High Risk	949	11,161		99	12,209	951	4,649		158	5,758

Default	n/a	n/a		1,470	1,470	n/a	n/a		730	730

Total	261,812	21,475		1,569	284,856	241,147	10,100		888	252,135

Allowance for loan losses	1,218	1,406		586	3,210	672	648		193	1,513

Loans, net of allowance	260,594	20,069		983	281,646	240,475	9,452		695	250,622
Total loans[5,6]	679,488	62,465		4,074	746,027	681,701	19,627		3,345	704,673

Total allowance for loan losses[6]	2,841	4,070		1,222	8,133	2,122	1,579		746	4,447
Total loans, net of allowance[5,6]	$676,647	$58,395		$2,852	$737,894	$679,579	$18,048		$2,599	$700,226

[1]

As at July 31, 2020, impaired loans with a balance of $115 million (October 31, 2019 – $127 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at July 31, 2020, excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $13 billion (October 31, 2019 – $12 billion) and $4 billion (October 31, 2019 – $2 billion), respectively.

[3]	As at July 31, 2020, includes insured mortgages of $85 billion (October 31, 2019 – $88 billion).
[4]	As at July 31, 2020, includes Canadian government-insured real estate personal loans of $12 billion (October 31, 2019 – $13 billion).
[5]	As at July 31, 2020, includes loans that are measured at FVOCI of $3 billion (October 31, 2019 – $2 billion) and customers’ liability under acceptances of $13 billion (October 31, 2019 – $13 billion).
[6]

As at July 31, 2020, Stage 3 includes acquired credit-impaired (ACI) loans of $253 million (October 31, 2019 – $313 million) and a related allowance for loan losses of $10 million (October 31, 2019 – $12 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

Loans by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments[1]

(millions of Canadian dollars)										As at
	July 31, 2020					October 31, 2019
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[2]
Low Risk	$192,604	$1,033	$	n/a	$193,637	$227,757	$732	$	n/a	$228,489
Normal Risk	79,664	1,564		n/a	81,228	67,245	570		n/a	67,815
Medium Risk	41,863	968		n/a	42,831	13,204	277		n/a	13,481
High Risk	4,962	2,262		–	7,224	1,869	854		–	2,723
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	191,011	–		n/a	191,011	179,650	–		n/a	179,650
Non-Investment grade	74,532	6,886		n/a	81,418	64,553	3,397		n/a	67,950
Watch and classified	16	3,326		–	3,342	2	2,126		–	2,128

Default	n/a	n/a		241	241	n/a	n/a		108	108
Total off-balance sheet credit instruments	584,652	16,039		241	600,932	554,280	7,956		108	562,344
Allowance for off-balance sheet credit instruments	459	592		36	1,087	293	277		15	585
Total off-balance sheet credit instruments, net of allowance	$584,193	$15,447		$205	$599,845	$553,987	$7,679		$93	$561,759

[1]	Exclude mortgage commitments.
[2]

As at July 31, 2020, includes $324 billion (October 31, 2019 – $311 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at July 31, 2020, includes $43 billion (October 31, 2019 – $41 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses

The changes to the Bank’s allowance for loan losses, as at and for the three and nine months ended July 31, 2020 and July 31, 2019, are shown in the following tables.

Allowance for Loan Losses

(millions of Canadian dollars)	For the three months ended
	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$37	$56	$59	$152	$27	$32	$51	$110
Provision for credit losses
Transfer to Stage 1[2]	16	(16)	–	–	10	(9)	(1)	–
Transfer to Stage 2	(19)	21	(2)	–	(2)	4	(2)	–
Transfer to Stage 3	–	(3)	3	–	(1)	(2)	3	–
Net remeasurement due to transfers[3]	(5)	18	–	13	(5)	2	–	(3)
New originations or purchases[4]	4	n/a	n/a	4	4	n/a	n/a	4
Net repayments[5]	–	–	–	–	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(1)	(2)	(3)	(6)	(2)	(2)	(5)	(9)
Changes to risk, parameters, and models[7]	3	135	20	158	(2)	5	15	18
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(6)	(6)	–	–	(10)	(10)
Recoveries	–	–	1	1	–	–	1	1
Foreign exchange and other adjustments	(1)	(2)	(1)	(4)	–	–	1	1
Balance at end of period	$34	$207	$71	$312	$29	$30	$53	$112
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$863	$860	$216	$1,939	$647	$401	$181	$1,229
Provision for credit losses
Transfer to Stage 1[2]	133	(130)	(3)	–	99	(94)	(5)	–
Transfer to Stage 2	(127)	143	(16)	–	(32)	43	(11)	–
Transfer to Stage 3	(2)	(37)	39	–	(3)	(27)	30	–
Net remeasurement due to transfers[3]	(58)	116	2	60	(42)	45	3	6
New originations or purchases[4]	77	n/a	n/a	77	92	n/a	n/a	92
Net repayments[5]	(23)	(15)	(2)	(40)	(23)	(7)	(3)	(33)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(24)	(19)	(7)	(50)	(21)	(9)	(5)	(35)
Changes to risk, parameters, and models[7]	(45)	262	281	498	(34)	62	209	237
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(339)	(339)	–	–	(300)	(300)
Recoveries	–	–	66	66	–	–	63	63
Foreign exchange and other adjustments	(19)	(14)	(5)	(38)	(4)	(3)	(3)	(10)
Balance, including off-balance sheet instruments, at end of period	775	1,166	232	2,173	679	411	159	1,249
Less: Allowance for off-balance sheet instruments[8]	30	62	–	92	32	43	–	75
Balance at end of period	$745	$1,104	$232	$2,081	$647	$368	$159	$1,174
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$1,127	$1,530	$343	$3,000	$880	$627	$382	$1,889
Provision for credit losses
Transfer to Stage 1[2]	326	(315)	(11)	–	201	(192)	(9)	–
Transfer to Stage 2	(166)	186	(20)	–	(59)	77	(18)	–
Transfer to Stage 3	(6)	(214)	220	–	(6)	(124)	130	–
Net remeasurement due to transfers[3]	(88)	247	4	163	(76)	84	8	16
New originations or purchases[4]	55	n/a	n/a	55	30	n/a	n/a	30
Net repayments[5]	(57)	(5)	8	(54)	28	1	4	33
Derecognition of financial assets (excluding disposals and write-offs)[6]	(76)	(79)	(85)	(240)	(27)	(25)	(137)	(189)
Changes to risk, parameters, and models[7]	17	448	222	687	(57)	189	301	433
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(414)	(414)	–	–	(419)	(419)
Recoveries	–	–	78	78	–	–	75	75
Foreign exchange and other adjustments	(32)	(39)	(12)	(83)	(9)	(6)	(4)	(19)
Balance, including off-balance sheet instruments, at end of period	1,100	1,759	333	3,192	905	631	313	1,849
Less: Allowance for off-balance sheet instruments[8]	256	406	–	662	496	322	–	818
Balance at end of period	$844	$1,353	$333	$2,530	$409	$309	$313	$1,031

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECL constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., Probability of Default (PD)) caused by changes to: macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)
(millions of Canadian dollars)	For the three months ended
	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,105	$1,191	$529	$2,825	$717	$755	$183	$1,655
Provision for credit losses
Transfer to Stage 1[3]	64	(61)	(3)	–	54	(54)	–	–
Transfer to Stage 2	(144)	147	(3)	–	(32)	36	(4)	–
Transfer to Stage 3	(3)	(22)	25	–	(6)	(57)	63	–
Net remeasurement due to transfers[3]	(22)	84	2	64	(24)	44	(1)	19
New originations or purchases[3]	259	n/a	n/a	259	91	n/a	n/a	91
Net repayments[3]	(22)	(15)	(28)	(65)	3	6	(14)	(5)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(121)	(147)	(32)	(300)	(77)	(125)	(25)	(227)
Changes to risk, parameters, and models[3]	308	382	220	910	(5)	127	55	177
Disposals	–	–	–	–	–	(3)	–	(3)
Write-offs	–	–	(70)	(70)	–	–	(61)	(61)
Recoveries	–	–	9	9	–	–	17	17
Foreign exchange and other adjustments	(33)	(29)	(27)	(89)	(9)	(1)	(9)	(19)
Balance, including off-balance sheet instruments, at end of period	1,391	1,530	622	3,543	712	728	204	1,644
Less: Allowance for off-balance sheet instruments[3,4]	173	124	36	333	80	105	7	192
Balance at end of period	1,218	1,406	586	3,210	632	623	197	1,452
Total Allowance for Loan Losses at end of period	$2,841	$4,070	$1,222	$8,133	$1,717	$1,330	$722	$3,769

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses

(millions of Canadian dollars)	For the nine months ended
	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$28	$26	$56	$110	$24	$34	$52	$110
Provision for credit losses
Transfer to Stage 1[2]	26	(26)	–	–	27	(25)	(2)	–
Transfer to Stage 2	(23)	31	(8)	–	(4)	10	(6)	–
Transfer to Stage 3	–	(9)	9	–	(2)	(6)	8	–
Net remeasurement due to transfers[3]	(10)	24	–	14	(11)	5	–	(6)
New originations or purchases[4]	13	n/a	n/a	13	9	n/a	n/a	9
Net repayments[5]	–	–	–	–	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(3)	(4)	(13)	(20)	(3)	(4)	(13)	(20)
Changes to risk, parameters, and models[7]	2	166	45	213	(11)	17	35	41
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(22)	(22)	–	–	(23)	(23)
Recoveries	–	–	3	3	–	–	1	1
Foreign exchange and other adjustments	1	(1)	1	1	–	–	1	1
Balance at end of period	$34	$207	$71	$312	$29	$30	$53	$112
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$717	$417	$175	$1,309	$599	$392	$180	$1,171
Provision for credit losses
Transfer to Stage 1[2]	267	(253)	(14)	–	266	(252)	(14)	–
Transfer to Stage 2	(299)	342	(43)	–	(89)	121	(32)	–
Transfer to Stage 3	(9)	(113)	122	–	(12)	(133)	145	–
Net remeasurement due to transfers[3]	(113)	326	9	222	(110)	123	8	21
New originations or purchases[4]	254	n/a	n/a	254	231	n/a	n/a	231
Net repayments[5]	(67)	(37)	(8)	(112)	(66)	(22)	(9)	(97)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(67)	(40)	(18)	(125)	(59)	(61)	(38)	(158)
Changes to risk, parameters, and models[7]	93	529	834	1,456	(82)	242	614	774
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,027)	(1,027)	–	–	(886)	(886)
Recoveries	–	–	203	203	–	–	191	191
Foreign exchange and other adjustments	(1)	(5)	(1)	(7)	1	1	–	2
Balance, including off-balance sheet instruments, at end of period	775	1,166	232	2,173	679	411	159	1,249
Less: Allowance for off-balance sheet instruments[8]	30	62	–	92	32	43	–	75
Balance at end of period	$745	$1,104	$232	$2,081	$647	$368	$159	$1,174
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$934	$673	$322	$1,929	$819	$580	$341	$1,740
Provision for credit losses
Transfer to Stage 1[2]	623	(600)	(23)	–	564	(488)	(76)	–
Transfer to Stage 2	(377)	425	(48)	–	(170)	220	(50)	–
Transfer to Stage 3	(16)	(481)	497	–	(22)	(440)	462	–
Net remeasurement due to transfers[3]	(198)	572	19	393	(187)	238	31	82
New originations or purchases[4]	145	n/a	n/a	145	95	n/a	n/a	95
Net repayments[5]	(5)	4	29	28	66	2	(26)	42
Derecognition of financial assets (excluding disposals and write-offs)[6]	(130)	(141)	(250)	(521)	(74)	(79)	(332)	(485)
Changes to risk, parameters, and models[7]	121	1,325	895	2,341	(187)	598	1,017	1,428
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,352)	(1,352)	–	–	(1,280)	(1,280)
Recoveries	–	–	240	240	–	–	224	224
Foreign exchange and other adjustments	3	(18)	4	(11)	1	–	2	3
Balance, including off-balance sheet instruments, at end of period	1,100	1,759	333	3,192	905	631	313	1,849
Less: Allowance for off-balance sheet instruments[8]	256	406	–	662	496	322	–	818
Balance at end of period	$844	$1,353	$333	$2,530	$409	$309	$313	$1,031
[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECL constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to: macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)
(millions of Canadian dollars)	For the nine months ended
	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$736	$740	$208	$1,684	$736	$688	$133	$1,557
Provision for credit losses
Transfer to Stage 1[3]	142	(137)	(5)	–	139	(136)	(3)	–
Transfer to Stage 2	(281)	292	(11)	–	(100)	108	(8)	–
Transfer to Stage 3	(13)	(99)	112	–	(9)	(105)	114	–
Net remeasurement due to transfers[3]	(54)	186	(3)	129	(51)	91	1	41
New originations or purchases[3]	578	n/a	n/a	578	304	n/a	n/a	304
Net repayments[3]	(34)	(34)	(46)	(114)	5	(16)	(21)	(32)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(288)	(307)	(151)	(746)	(245)	(308)	(62)	(615)
Changes to risk, parameters, and models[3]	608	891	674	2,173	(69)	407	148	486
Disposals	–	–	–	–	–	(3)	–	(3)
Write-offs	–	–	(175)	(175)	–	–	(136)	(136)
Recoveries	–	–	38	38	–	–	41	41
Foreign exchange and other adjustments	(3)	(2)	(19)	(24)	2	2	(3)	1
Balance, including off-balance sheet instruments, at end of period	1,391	1,530	622	3,543	712	728	204	1,644
Less: Allowance for off-balance sheet instruments[3,4]	173	124	36	333	80	105	7	192
Balance at end of period	1,218	1,406	586	3,210	632	623	197	1,452
Total Allowance for Loan Losses at end of period	$2,841	$4,070	$1,222	$8,133	$1,717	$1,330	$722	$3,769

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables Impacted in Determining ECLs

Macroeconomic Variables

	Base Forecasts						Upside Forecasts		Downside Forecasts
	Calendar Quarters[1]				Average Q3 2020- Q3 2021[2]	Remaining 4-year period[2]	Average Q3 2020- Q3 2021[2]	Remaining 4-year period[2]	Average Q3 2020- Q3 2021[2]	Remaining 4-year period[2]
	Q3 2020	Q4 2020	Q1 2021	Q2 2021
Unemployment rate
Canada	11.0%	10.0%	8.4%	7.7%	9.3%	6.2%	8.3%	5.9%	10.8%	6.4%
United States	9.2	7.9	7.5	7.3	8.0	5.0	7.3	4.3	9.4	5.3
Real GDP
Canada	27.5	10.9	7.5	4.1	–	2.2	1.8	2.7	(2.8)	2.8
United States	28.0	6.0	5.1	4.7	0.2	2.4	1.4	3.0	(2.6)	3.0
Home prices
Canada (average existing price)[3]	20.3	2.7	(1.9)	(3.7)	(0.6)	1.3	1.5	3.9	(7.1)	3.1
United States (CoreLogic HPI)[4]	1.6	(0.8)	(2.0)	(0.8)	2.2	2.8	2.5	3.5	(1.6)	3.5
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	0.72	0.44	1.06	0.25	0.56
United States	0.25	0.25	0.25	0.25	0.25	0.72	0.25	1.05	0.25	0.56
U.S. 10-year treasury yield	0.68	0.75	0.88	1.03	0.84	1.87	1.22	2.50	0.69	1.80
U.S. 10-year BBB spread (%-pts)	2.45	2.30	2.15	2.00	2.23	1.80	2.04	1.64	2.46	1.83

Exchange rate (U.S. dollar/ Canadian dollar)	$0.73	$0.74	$0.74	$0.75	$0.74	$0.77	$0.75	$0.81	$0.73	$0.76

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL

The following table presents the base ECL scenario compared to the probability-weighted ECL, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECL and resultant change in ECL due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECL

(millions of Canadian dollars, except as noted)	As at
	July 31, 2020	October 31, 2019
Probability-weighted ECL	$7,962	$4,271

Base ECL	7,533	4,104
Difference – in amount	$429	$167
Difference – in percentage	5.4%	3.9%

Schedule of Incremental Lifetime ECL Impact

The following table shows the estimated impact of staging on ACLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECL, holding all risk profiles constant.

Incremental Lifetime ECL Impact
(millions of Canadian dollars)		As at
	July 31, 2020	October 31, 2019
Aggregate Stage 1 and 2 probability-weighted ECL	$7,962	$4,271

All performing loans and off-balance sheet instruments using 12-month ECL	6,310	3,672
Incremental lifetime ECL impact	$1,652	$599

Summary of Loans Past Due but Not Impaired

The following table summarizes loans that are contractually past due but not impaired as at July 31, 2020 and October 31, 2019.

Loans Past Due but not Impaired[1,2,3]
(millions of Canadian dollars)								As at
	July 31, 2020				October 31, 2019
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,341	$286	$96	$1,723	$1,709	$404	$111	$2,224
Consumer instalment and other personal	4,809	526	156	5,491	6,038	845	266	7,149
Credit card	908	201	135	1,244	1,401	351	229	1,981
Business and government	2,973	1,026	203	4,202	1,096	858	60	2,014
Total	$10,031	$2,039	$590	$12,660	$10,244	$2,458	$666	$13,368

[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.
[3]

Loans deferred under a bank-led COVID-19 relief program are not considered past due. Where such loans were already past due, they are not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.